MassMutual

                                    CORPORATE
                                    INVESTORS
























                               REPORT for the NINE
                              MONTHS ENDED 9/30/04

                                         ADVISER
                                            Babson Capital Management LLC
                                            1500 Main Street
MASSMUTUAL CORPORATE INVESTORS              Springfield, Massachusetts 01115
   c/o Babson Capital Management LLC
   1500 Main Street, Suite 600           AUDITOR
   Springfield, Massachusetts 01115         KPMG LLP
   (413) 226-1516                           Boston, Massachusetts 02110

                                         COUNSEL TO THE TRUST
                                            Ropes & Gray LLP
                                            Boston, Massachusetts 02110
          [LOGO]
                                         CUSTODIAN
           MCI                              Citibank, N.A.
          LISTD                             New York, New York 10043
          NYSE
                                         TRANSFER AGENT & REGISTRAR
                                            Shareholder Financial Services, Inc.
                                            P.O. Box 173673
                                            Denver, Colorado 80217-3673
                                            1-800-647-7374

                   Internet website: www.babsoncapital.com/mci

                         INVESTMENT OBJECTIVE AND POLICY

MassMutual Corporate Investors (the "Trust") is a closed-end investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol "MCI". The Trust's share price can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under the New York Stock Exchange listings.

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term corporate debt obligations with equity features such as warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers, which tend to be smaller companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks.

Babson Capital Management LLC manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.


                         PROXY VOTING POLICIES & PROCEDURES; PROXY VOTING RECORD

                    The Trustees of MassMutual Corporate Investors have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital Management LLC. A description of Babson Capital's proxy voting policies and procedures is available (1) without charge, upon request, by calling, tollfree 866-399-1516; (2) on MassMutual Corporate Investors' website: http://www.babsoncapital.com/mci; and (3) on the U.S. Securities and Exchange Commission ("SEC") website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on MassMutual Corporate Investors' website: http://www.babsoncapital.com/mci; and (2) on the SEC's website at http://www.sec.gov.

TO OUR SHAREHOLDERS

October 29, 2004

We are pleased to present the September 30, 2004 Quarterly Report of MassMutual Corporate Investors (the "Trust"). The Trust's Board of Trustees declared an increase in the quarterly dividend to 46 cents per share, payable on November 15, 2004 to shareholders of record on November 1, 2004. A dividend of 45 cents per share was paid in the previous quarter.

U.S. equity markets, as measured by several broad market indices, declined. During the quarter ended September 30, 2004, large stocks, as approximated by the Dow Jones Industrial Average, decreased 2.9%. Smaller stocks, as approximated by the Russell 2000 Index, decreased 2.86%. Alternatively, U.S. fixed income markets, as measured by select indices, increased during the quarter. The Lehman Brothers Government/Credit Index and the Lehman Brothers U.S. Corporate High Yield Index increased 3.56% and 4.85%, respectively, for the quarter.

For the quarter ended September 30, 2004, the Trust earned 54 cents per share, of which 5 cents represents income due to a nonrecurring item. The Trust earned 59 cents per share in the previous quarter, of which 15 cents represented income due to a separate nonrecurring item. The Trust's net assets as of September 30, 2004 totaled $213,481,986 or $23.83 per share compared to $208,743,330 or $23.37 per share on June 30, 2004. This translated into a portfolio return of 4.36% for the quarter based on the change in the Trust's net assets assuming the reinvestment of all dividends. Long term, the Trust's portfolio had average annualized returns of 18.21%, 11.56%, 15.13%, and 14.88% for the 1-, 5-, 10- and
25-year periods ended September 30, 2004, respectively, based on change in net assets with the reinvestment of all dividends.

During the quarter, the Trust made private placement investments in ten new issuers totaling approximately $18.8 million. The ten issuers added to the portfolio were Eagle Pack Pet Foods, Inc., Maverick Acquisition Company, Maxon Corporation, Qualserv Corporation, River Ranch Fresh Foods LLC, Savage Sports Holdings, Inc., Sport Court International, Inc., Vitality Foodservice, Inc., Vitex Packaging Group, Inc. and Walls Industries, Inc. The weighted average coupon of these investments was 11.79%. (A brief description of these investments can be found in the Schedule of Investments.)

Thank you for your continued interest in and support of MassMutual Corporate Investors.


Sincerely,

/s/ Roger W. Crandall
-------------------------
Roger W. Crandall
President

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF                         MASSMUTUAL CORPORATE INVESTORS
ASSETS AND LIABILITIES

September 30, 2004
(Unaudited)

ASSETS:
Investments
  (See Consolidated Schedule of Investments)
  Corporate restricted securities at fair value
   (Cost - $192,545,061)                                         $ 176,924,437
  Corporate public securities at market value
   (Cost - $49,683,143)                                             49,423,172
  Short-term securities at cost plus earned discount
   which approximates market value                                   4,793,966
                                                                 -------------
                                                                   231,141,575
Cash                                                                 1,919,913
Interest and dividends receivable                                    5,146,530
Receivable for investments sold                                      4,288,745
Other assets                                                             6,285
                                                                 -------------

      TOTAL ASSETS                                               $ 242,503,048
                                                                 =============


LIABILITIES:
Payable for investments purchased                                $   2,000,000
Management fee payable                                                 724,908
Note payable                                                        20,000,000
Revolving Credit Agreement                                           6,000,000
Interest payable                                                       202,768
Accrued expenses                                                        93,386
                                                                 -------------

      TOTAL LIABILITIES                                             29,021,062
                                                                 -------------
NET ASSETS:
Common shares, par value $1.00 per share;
   an unlimited number authorized                                    8,957,487
Additional paid-in capital                                         103,623,051
Retained net realized gain on investments, prior years             100,547,585
Undistributed net investment income                                  6,672,250
Undistributed net realized gain on investments                       9,562,208
Net unrealized depreciation of investments                         (15,880,595)
                                                                 -------------

      TOTAL NET ASSETS                                             213,481,986
                                                                 -------------

      TOTAL LIABILITIES AND NET ASSETS                           $ 242,503,048
                                                                 =============
COMMON SHARES IS
SUED AND OUTSTANDING                                                 8,957,487
                                                                 =============

NET ASSET VALUE PER SHARE                                        $       23.83
                                                                 =============


                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF OPERATIONS              MASSMUTUAL CORPORATE INVESTORS

For the nine months ended September 30, 2004
(Unaudited)

INVESTMENT INCOME:
Interest                                                          $ 15,976,284
Dividends                                                            1,784,422
                                                                  ------------
      TOTAL INVESTMENT INCOME                                       17,760,706
                                                                  ------------
EXPENSES:
Management fees (net of fee waiver of $15,565) See Footnote 7        2,273,321
Trustees' fees and expenses                                            115,000
Transfer agent/registrar's expenses                                     16,000
Interest                                                             1,176,673
Reports to shareholders                                                 50,000
Audit and legal                                                        234,800
Other                                                                   30,066
                                                                  ------------

      TOTAL EXPENSES                                                 3,895,860
                                                                  ------------

NET INVESTMENT INCOME ($1.55 PER SHARE)                             13,864,846
                                                                  ------------


NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain on investments before taxes                           10,706,311
Income taxes paid                                                     (478,945)
                                                                  ------------
Net realized gain on investments                                    10,227,366
Net change in unrealized depreciation of investments                 2,253,662
                                                                  ------------

      NET GAIN ON INVESTMENTS                                       12,481,028
                                                                  ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 26,345,874
                                                                  ============


                See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
3

CONSOLIDATED STATEMENT OF CASH FLOWS              MASSMUTUAL CORPORATE INVESTORS

For the nine months ended September 30, 2004
(Unaudited)

NET DECREASE IN CASH:
Cash flows from operating activities:
  Interest and dividends received                                $  14,545,763
  Interest expense paid                                             (1,161,616)
  Operating expenses paid                                           (2,512,487)
  Income taxes paid                                                 (2,256,414)
                                                                 -------------

      NET CASH PROVIDED BY OPERATING ACTIVITIES                      8,615,246
                                                                 -------------
Cash flows from investing activities:
  Purchases/Proceeds/Maturities from short-term portfolio
     securities, net                                                 1,556,919
  Purchase of portfolio securities                                (103,119,586)
  Proceeds from disposition of portfolio securities                 93,211,218
                                                                 -------------

      NET CASH USED FOR INVESTING ACTIVITIES                        (8,351,449)
                                                                 -------------

      NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES          263,797
                                                                 -------------
Cash flows from financing activities:
  Proceeds from borrowings on Revolving Credit Agreement             6,000,000
  Cash dividends paid from net investment income                   (13,393,325)
                                                                 -------------

      NET CASH USED FOR FINANCING ACTIVITIES                        (7,393,325)
                                                                 -------------

NET DECREASE IN CASH                                                (7,129,528)
Cash - beginning of year                                             9,049,441
                                                                 -------------
CASH - END OF PERIOD                                             $   1,919,913
                                                                 =============


RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $  26,345,874
                                                                 -------------
  Increase in investments                                          (23,858,052)
  Increase in interest and dividends receivable                     (1,870,363)
  Increase in receivable for investments sold                         (484,649)
  Increase in other assets                                              (6,285)
  Increase in payable for investments purchased                      2,000,000
  Decrease in management fee payable                                    (4,525)
  Increase in interest payable                                          15,057
  Decrease in accrued expenses                                         (95,791)
  Decrease in accrued taxes payable                                 (1,777,469)
                                                                 -------------
      TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS              (26,082,077)
                                                                 -------------
      NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES    $     263,797
                                                                 =============


                See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS OF                        MASSMUTUAL CORPORATE INVESTORS
CHANGES IN NET ASSETS

For the nine months ended September 30, 2004 and the year ended December 31,
2003


                                                                             For the nine
                                                                             months ended        For the
                                                                              09/30/2004        year ended
                                                                             (Unaudited)        12/31/2003
                                                                            -------------      -------------
INCREASE IN NET ASSETS:

OPERATIONS:
  Net investment income                                                     $  13,864,846      $  12,804,578
  Net realized gain on investments                                             10,227,366          4,989,717
  Net change in unrealized depreciation of investments                          2,253,662          20,089,74
                                                                            -------------      -------------
  Net increase in net assets resulting from operations                         26,345,874         37,884,036

  Net increase in shares of beneficial interest transactions                    1,915,287          1,167,125

Dividends to shareholders from:
  Net investment income (2004 - $.96 per share; 2003 - $1.84 per share)        (8,565,289)       (16,293,478)
                                                                            -------------      -------------

    TOTAL INCREASE IN NET ASSETS                                               19,620,505         22,757,683


NET ASSETS, BEGINNING OF YEAR                                                 193,786,114        171,028,431
                                                                            -------------      -------------

NET ASSETS, END OF PERIOD/YEAR (INCLUDING UNDISTRIBUTED NET
  INVESTMENT INCOME IN 2004 - $6,672,250; 2003 - $1,372,693)                $ 213,481,986      $ 193,786,114
                                                                            =============      =============








                See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS        MASSMUTUAL CORPORATE INVESTORS

Selected data for each common share outstanding:

                                           For the
                                         nine months
                                            ended                           For the years ended December 31,
                                         09/30/2004      -----------------------------------------------------------------------
                                         (Unaudited)        2003           2002           2001           2000           1999
                                         ----------      ----------     ----------     ----------     ----------     ----------
Net asset value:
  Beginning of year                      $    21.84      $    19.40     $    20.07     $    20.74     $    22.00     $    23.87

Net investment income                          1.55            1.44           1.53           1.70           1.96           1.80
Net realized and unrealized
  gain (loss) on investments                   1.40            2.83          (0.59)         (0.53)         (0.46)         (0.94)
                                         ----------      ----------     ----------     ----------     ----------     ----------
Total from investment operations               2.95            4.27           0.94           1.17           1.50           0.86
                                         ----------      ----------     ----------     ----------     ----------     ----------

Dividends from net investment
  income to common shareholders               (0.96)          (1.84)         (1.44)         (1.79)         (1.96)         (1.73)

Distributions from net realized
  gain on investments to common
  shareholders                                 0.00            0.00          (0.18)         (0.09)         (0.80)         (1.00)

Change from issuance of shares                 0.00            0.01           0.01           0.04           0.00           0.00
                                         ----------      ----------     ----------     ----------     ----------     ----------
Total distributions                           (0.96)          (1.83)         (1.61)         (1.84)         (2.76)         (2.73)
                                         ----------      ----------     ----------     ----------     ----------     ----------
Net asset value:
  End of period/year                     $    23.83      $    21.84     $    19.40     $    20.07     $    20.74     $    22.00
                                         ----------      ----------     ----------     ----------     ----------     ----------
Per share market value:
  End of period/year                     $    24.15      $    22.90     $    19.49     $    20.70     $    22.00     $    21.38
                                         ==========      ==========     ==========     ==========     ==========     ==========


Total investment return
  Market value                                19.06%*         27.53%          1.35%          1.88%         17.55%          7.35%
  Net asset value**                           13.73%*         22.61%          4.80%          5.91%          7.28%          7.53%

Net assets (in millions):
  End of period/year                     $   213.48      $   193.79     $   171.03     $   175.11     $   178.13     $   188.96

Ratio of operating expenses to average
net assets                                     1.33%*          2.04%          1.82%          1.72%          1.47%          1.30%

Ratio of interest expense to average
net assets                                     0.58%*          0.82%          0.86%          0.84%          0.58%          0.52%

Ratio of total expenses to average
net assets                                     1.91%*          2.86%          2.68%          2.56%          2.05%          1.82%

Ratio of net investment income
to average net assets                          6.81%*          6.95%          7.65%          8.20%          8.56%          7.63%

Portfolio turnover                            44.41%*         56.10%         34.02%         24.48%         59.75%         68.04%

*Percentages represent results for the period and are not annualized.

** Net asset value return represents portfolio returns based on change in the net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on market value due to the difference between the net asset value and the market value of the shares outstanding; past performance is no guarantee of future results.

                See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
                                                                               6

CONSOLIDATED SCHEDULE OF INVESTMENTS              MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES - 82.87%: (A)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 72.85%

A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in
Texas, Florida and Arizona.
  12% Senior Subordinated Note due 2012                          $  2,125,000         04/08/04     $  2,125,000     $  2,115,366
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                             2,323 shs.         04/08/04             --                 23
                                                                                                   ------------     ------------
                                                                                                      2,125,000        2,115,389
                                                                                                   ------------     ------------
A W C HOLDING COMPANY
A manufacturer and distributor of aluminum and
vinyl windows and doors in the Southwest and
Southeast regions of the U.S.
  12% Senior Subordinated Note due 2012                          $  2,125,000         05/18/04        1,917,731        1,918,647
  Limited Partnership Interest (B)                                   250 uts.         05/18/04          212,500          191,251
                                                                                                   ------------     ------------
                                                                                                      2,130,231        2,109,898
                                                                                                   ------------     ------------
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings
and countertops for houses and recreational vehicles.
  12.5% Subordinated Note due 2010                               $  2,125,000         02/29/00        1,924,254        2,095,924
  Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                               364 shs.         02/29/00          307,759          137,429
                                                                                                   ------------     ------------
                                                                                                      2,232,013        2,233,353
                                                                                                   ------------     ------------
AMERICA'S BODY COMPANY, INC./LCP HOLDING CO.
A designer and manufacturer of commercial work vehicles.
  12% Preferred Stock Series C (B)                                 $ 395 shs.         12/16/03        1,750,000        2,625,001
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                58 shs.                *          513,334                1
                                                                                                   ------------     ------------
                                                                                                      2,263,334        2,625,002
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT
A for-profit hospice care provider in the U.S.
  12% Senior Subordinated Note due 2010                          $  2,125,000         01/22/04        1,899,110        2,210,000
  Preferred Class A Unit (B)                                       2,525 uts.         01/22/04          240,789          216,710
  Common Class B Unit (B)                                          3,042 uts.         01/22/04             --                 30
                                                                                                   ------------     ------------
                                                                                                      2,139,899        2,426,740
                                                                                                   ------------     ------------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer
of medical air and gas distribution systems.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2007                                            $    115,318         04/09/02          115,318          114,686
  Senior Secured Tranche A Floating Rate Note due 2008           $    899,928         04/09/02          899,928          890,777
  12% Senior Secured Note due 2010                               $    721,196         04/09/02          617,976          754,707
  Limited Partnership Interest of Riverside Capital
    Appreciation Fund IV, L.P. (B)                                 1.12% int.         04/09/02          152,329          137,096
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                             1,390 shs.         04/09/02          127,497           78,180
                                                                                                   ------------     ------------
                                                                                                      1,913,048        1,975,446
                                                                                                   ------------     ------------

*11/02/98 and 12/16/03.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
BETA BRANDS LTD
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  5% Promissory Note due 2009 (B)                                $    195,498         03/31/04     $    195,498     $       --
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                             4,895 shs.         03/31/04                1             --
                                                                                                   ------------     ------------
                                                                                                        195,499             --
                                                                                                   ------------     ------------
BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty silica sands.
  14% Redeemable Preferred Stock (B)                                 997 shs.         09/30/99          545,858          108,991
  Convertible Preferred Stock Series A and B, convertible
    into common stock at $9.26 per share (B)                     126,003 shs.         12/19/96        1,166,700             --
  Common Stock (B)                                                20,027 shs.         09/30/99          799,068             --
  Warrants, exercisable until 2005 and 2010, to
    purchase common stock at $.01 per share (B)                   11,399 shs.                *          128,502             --
                                                                                                   ------------     ------------
                                                                                                      2,640,128          108,991
                                                                                                   ------------     ------------
C & M CONVEYOR, INC.
A manufacturer and supplier of material handling
systems to the corrugated sheet and container industry.
  9.5% Senior Secured Term Note due 2007                         $    996,235         09/13/02          996,235        1,005,263
  11% Senior Subordinated Note due 2010                          $    838,102         09/13/02          793,859          854,189
  Common Stock (B)                                               316,265 shs.         09/13/02          316,265          253,012
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                           137,175 shs.         09/13/02           60,250            1,372
                                                                                                   ------------     ------------
                                                                                                      2,166,609        2,113,836
                                                                                                   ------------     ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both
the retail and food service markets.
  Limited Partnership Interest (B)                                   117 uts.         09/29/95          158,369          194,418
                                                                                                   ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                               1,882 uts.         04/29/00            8,396              420
  Common Membership Interests (B)                                 24,318 uts.         04/29/00          108,983            5,442
                                                                                                   ------------     ------------
                                                                                                        117,379            5,862
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceuticals products.
  Common Stock (B)                                                   109 shs.               **              503              503
                                                                                                   ------------     ------------
CHEMED CORPORATION
An operator in the residential and commercial repairand-
maintenance service industry through two wholly
owned subsidiaries, Roto-Rooter and Service America.
  Common Stock (B)                                                20,000 shs.         02/24/04        1,000,000        1,114,802
                                                                                                   ------------     ------------

**12/19/96 and 09/30/99.
**12/30/97 and 05/29/99.
--------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
  8.75% Senior Secured Term Note due 2010                        $    570,652         04/30/03     $    570,652     $    584,384
  11.5% Senior Subordinated Note due 2011                        $    424,819         04/30/03          388,513          435,478
  Common Stock (B)                                               126,812 shs.         04/30/03          126,812          114,131
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                            87,672 shs.         04/30/03           40,804              877
                                                                                                   ------------     ------------
                                                                                                      1,126,781        1,134,870
                                                                                                   ------------     ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and metal stampings.
Senior Secured Floating Rate Revolving Credit
  Facility due 2006                                              $    108,025         01/07/02          108,025          103,498
  Senior Secured Floating Rate Tranche A Note due 2007           $  1,020,834         06/26/01        1,020,834          935,614
  13% Senior Secured Tranche B Note due 2006                     $    648,148         06/26/01          648,148          638,361
  Limited Partnership Interest (B)                                 6.38% int.         06/26/01          324,074          259,259
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                           107,036 shs.         06/26/01           79,398            1,070
                                                                                                   ------------     ------------
                                                                                                      2,180,479        1,937,802
                                                                                                   ------------     ------------
COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders
and accessories.
  12.5% Senior Subordinated Note due 2008                        $  1,593,750         09/22/00        1,420,761        1,512,042
  28% Preferred Stock                                                 71 shs.         11/02/01           70,833           70,294
  20% Preferred Stock                                                 66 shs.         03/09/04           66,406           64,076
  Common Stock (B)                                                 1,429 shs.         09/22/00          531,250          265,624
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               843 shs.         09/22/00          265,625                8
                                                                                                   ------------     ------------
                                                                                                      2,354,875        1,912,044
                                                                                                   ------------     ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
  12% Senior Subordinated Note due 2007                          $  3,863,636                *        3,739,063        3,477,272
  Common Stock (B)                                                    56 shs.                *           96,591           24,145
  Limited Partnership Interest (B)                                19.32% int.                *          284,869           71,692
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                               324 shs.                *          297,203          139,251
                                                                                                   ------------     ------------
                                                                                                      4,417,726        3,712,360
                                                                                                   ------------     ------------
DELSTAR HOLDING CORPORATION
A manufacturer of plastic netting for a wide variety of industries.
  Convertible Preferred Stock, convertible into common
    stock at $12.16 per share (B)                                  3,514 shs.         10/05/01          427,153          395,243
  Preferred Stock (B)                                                412 shs.         09/16/04           48,793           46,353
                                                                                                   ------------     ------------
                                                                                                        475,946          441,596
                                                                                                   ------------     ------------

*03/05/99 and 03/24/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of industrial magnets and subassemblies in North America and Europe.
  12% Senior Subordinated Note due 2006                          $    461,956         07/19/01     $    423,210     $    462,571
  Common Stock (B)                                                   585 shs.         07/19/01          585,074          526,635
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                               297 shs.         07/19/01          250,611                3
                                                                                                   ------------     ------------
                                                                                                      1,258,895          989,209
                                                                                                   ------------     ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive
security systems, audio products and installation accessories.
  Class B Common Stock (B)                                        36,633 shs.         12/22/99             --            560,480
  Limited Partnership Interest (B)                                 8.70% int.         12/22/99                1          839,837
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                            48,569 shs.         12/22/99             --            743,106
                                                                                                   ------------     ------------
                                                                                                              1        2,143,423
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance
services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                               27.19% int.          8/27/98          734,090             --
  Preferred Stock (B) 3,278 shs. 12/14/01 2,784,133 1,392,069
  Warrants, exercisable until 2011, to purchase common
    stock of DHI Holdings, Inc. at $.01 per share (B)             13,352 shs.                *          403,427             --
                                                                                                   ------------     ------------
                                                                                                      3,921,650        1,392,069
                                                                                                   ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
  14% Senior Subordinated Note due 2011                          $  1,859,375         10/30/03        1,684,239        1,818,733
  Common Stock (B)                                                 6,906 shs.               **          690,600          621,540
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                             2,034 shs.         10/30/03          186,469               20
                                                                                                   ------------     ------------
                                                                                                      2,561,308        2,440,293
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems
used for intravenous drug delivery.
  15% Senior Subordinated Note due 2012                          $  2,125,000         06/28/04        2,049,078        2,151,457
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                22 shs.         06/28/04           77,208             --
                                                                                                   ------------     ------------
                                                                                                      2,126,286        2,151,457
                                                                                                   ------------     ------------
EAGLE PACK PET FOODS, INC.
A manufacturer of premium pet food sold through
independent pet stores.
  14% Senior Subordinated Note due 2011                          $  1,062,500         09/24/04        1,023,045        1,059,255
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                             4,085 shs.         09/24/04           39,464               41
                                                                                                   ------------     ------------
                                                                                                      1,062,509        1,059,296
                                                                                                   ------------     ------------

*10/24/96 and 08/28/98.
**10/30/03 and 01/02/04.
--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
EAGLE WINDOW & DOOR HOLDING CO.
A manufacturer of wood and aluminum-clad
wood windows and doors.
  12% Senior Subordinated Note due 2010                          $  1,900,000         05/06/02     $  1,668,936     $  1,957,000
  Common Stock (B)                                                   225 shs.         05/06/02          225,000          400,928
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               441 shs.         05/06/02          285,000          785,244
                                                                                                   ------------     ------------
                                                                                                      2,178,936        3,143,172
                                                                                                   ------------     ------------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests
in other entities.
  Limited Partnership Interest (B)                                 0.14% int.         01/01/01           28,971           27,300
                                                                                                   ------------     ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  13% Senior Subordinated Note due 2005 (B)                      $  1,593,750         09/17/02        1,349,781          956,250
  Limited Partnership Interest (B)                                 1.32% int.         03/30/00          531,250            5,313
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                               478 shs.         03/30/00          255,000                5
                                                                                                   ------------     ------------
                                                                                                      2,136,031          961,568
                                                                                                   ------------     ------------
EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam
cleaning and small kitchen products and appliances.
  13.25% Senior Subordinated Note due 2011                       $  2,125,000         09/09/03        2,092,083        2,144,679
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            43,878 shs.         09/09/03           35,641              439
                                                                                                   ------------     ------------
                                                                                                      2,127,724        2,145,118
                                                                                                   ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles
and control center systems.
  10% Senior Secured Note due 2006                               $    602,000         05/06/04          602,000          602,000
  Limited Partnership Interest of CM
    Equity Partners (B)                                            2.24% int.         02/11/98          126,648             --
  Common Stock (B)                                                90,000 shs.         05/06/04                6             --
                                                                                                   ------------     ------------
                                                                                                        728,654          602,000
                                                                                                   ------------     ------------
EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance
industry and a provider of occupational health testing.
  12% Senior Subordinated Note due 2007                          $  2,109,637         03/16/99        2,021,398             --
  Limited Partnership Interest (B)                                13.14% int.         03/02/99        2,140,363             --
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                            77,233 shs.         03/16/99          175,803             --
                                                                                                   ------------     ------------
                                                                                                      4,337,564             --
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance,
repair and operating supplies such as fasteners, electrical
components and tools.
  12% Senior Subordinated Note due 2008 (B)                      $  1,725,000         03/02/00     $  1,451,784     $  1,293,750
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               880 shs.         03/02/00          347,288             --
                                                                                                   ------------     ------------
                                                                                                      1,799,072        1,293,750
                                                                                                   ------------     ------------

HAMILTON FUNERAL SERVICES CENTERS, INC.
A privately held owner and operator of funeral
homes in the United States.
  16.5% Senior Subordinated Note due 2007 (B)                    $  3,802,712                *        3,697,924          380,271
  Warrant, exercisable until 2007, to purchase
    common stock at $1 per share (B)                             338,280 shs.                *           48,447             --
                                                                                                   ------------     ------------
                                                                                                      3,746,371          380,271
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                     1.19% int.         07/21/94          385,258            2,723
                                                                                                   ------------     ------------
HOME DeCOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art
and wall decor products.
  12.5% Senior Subordinated Note due 2012                        $  2,043,269               **        1,845,775        2,074,470
  Common Stock (B)                                                    63 shs.               **           62,742           56,466
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               200 shs.               **          199,501                2
                                                                                                   ------------     ------------
                                                                                                      2,108,018        2,130,938
                                                                                                   ------------     ------------
HUSSEY SEATING CORPORATION
A manufacturer of spectator seating products.
  Senior Secured Floating Rate Revolving Note due 2006           $  1,343,106         06/12/96        1,343,106        1,343,106
  Senior Secured Floating Rate Note due 2006                     $    433,125              ***          433,125          433,125
  12% Senior Subordinated Note due 2006                          $  1,350,000         03/31/03        1,350,000        1,345,078
  Common Stock (B)                                                 4,771 shs.         03/12/04          225,000          211,007
                                                                                                   ------------     ------------
                                                                                                      3,351,231        3,332,316
                                                                                                   ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  16.5% Senior Secured Note due 2006                             $  1,603,175         03/01/04        1,601,792        1,535,374
  Common Stock (B)                                                   228 shs.         06/01/00          262,200          131,100
                                                                                                   ------------     ------------
                                                                                                      1,863,992        1,666,474
                                                                                                   ------------     ------------

*01/25/99 and 07/16/99.
**06/30/04 and 08/19/04.
***06/12/96 and 08/03/01.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                          $    963,687         08/04/00     $    888,840     $    864,167
  14% Cumulative Redeemable Preferred Stock Series A (B)             289 shs.         08/04/00          289,224          265,364
  Limited Partnership Interest of
    Saw Mill Capital Fund II, L.P. (B)                             2.50% int.         08/03/00          886,409          443,253
  Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                            50,870 shs.         08/04/00          115,412              509
                                                                                                   ------------     ------------
                                                                                                      2,179,885        1,573,293
                                                                                                   ------------     ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns,
kits and notions to consumers.
  Senior Secured Floating Rate Revolving Note Due 2005           $    128,425         06/16/00          128,425          128,217
  Senior Secured Floating Rate Tranche A Note due 2007           $    729,269         06/16/00          729,265          722,701
  12% Senior Secured Tranche B Note due 2008                     $    550,392         06/16/00          523,187          566,904
  Limited Partnership Interest of
    Riverside XVI Holding Company, L.P. (B)                        5.29% int.         06/12/00          333,490          300,132
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                             1,108 shs.         06/12/00           45,866           31,815
                                                                                                   ------------     ------------
                                                                                                      1,760,233        1,749,769
                                                                                                   ------------     ------------
KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
  12% Senior Subordinated Note due 2012                          $  1,831,548         02/27/04        1,662,446        1,826,007
  Preferred Stock Class A (B)                                         23 shs.         02/27/04          449,164          483,545
  Common Stock (B)                                                    12 shs.         02/27/04           12,871           11,581
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                11 shs.         02/27/04            7,793             --
                                                                                                   ------------     ------------
                                                                                                      2,132,274        2,321,133
                                                                                                   ------------     ------------
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals,
lubricants and residual fuels.
  12.5% Senior Subordinated Note due 2009                        $  1,817,435         04/30/01        1,817,435        1,853,784
  Preferred Stock (B)                                                307 shs.         04/30/01          307,000          614,000
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                               269 shs.         04/30/01               14                3
                                                                                                   ------------     ------------
                                                                                                      2,124,449        2,467,787
                                                                                                   ------------     ------------
LANCASTER LABORATORIES, INC.
A laboratory testing operation in the United States.
  Common Stock (B)                                               455,739 shs.         09/25/00          589,813          821,243
                                                                                                   ------------     ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
  12.5% Senior Subordinated Note due 2006                        $  3,845,000                *        3,462,973        3,868,697
  Common Stock (B)                                                 5,800 shs.                *          406,003          345,100
  Warrant, exercisable until 2006, to purchase
    common stock at $.11 per share (B)                            15,572 shs.                *          602,127          926,534
                                                                                                   ------------     ------------
                                                                                                      4,471,103        5,140,331
                                                                                                   ------------     ------------

*12/23/98 and 1/28/99.
--------------------------------------------------------------------------------
                                                                              13

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck
of wine bottles.
  Senior Secured Floating Rate Revolving Note due 2009           $     13,496         09/03/04     $     13,496     $     13,360
  Senior Secured Floating Rate Tranche A Note due 2010           $    783,582         09/03/04          783,582          774,431
  12% Senior Secured Tranche B Note due 2011                     $    313,433         09/03/04          274,173          319,482
  Limited Partnership Interest (B)                                58,769 uts.         09/03/04           58,769           52,892
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               425 shs.         09/03/04           39,473                4
                                                                                                   ------------     ------------
                                                                                                      1,169,493        1,160,169
                                                                                                   ------------     ------------
MAXON CORPORATION
A manufacturer of industrial combustion equipment
and related shut-off valves and control valves.
  12% Senior Subordinated Note due 2012                          $    962,215         09/30/04          871,318          951,150
  8.75% Senior Subordinated Note due 2012                        $  1,281,112         09/30/04        1,281,112        1,279,703
  Common Stock (B)                                               381,672 shs.         09/30/04          381,672          343,505
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           153,572 shs.         09/30/04           90,897            1,536
                                                                                                   ------------     ------------
                                                                                                      2,624,999        2,575,894
                                                                                                   ------------     ------------
MEDASSIST, INC.
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
  12% Senior Subordinated Note due 2011                          $  2,125,000         05/01/03        2,089,077        2,188,750
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                            83,214 shs.         05/01/03           40,675           53,174
                                                                                                   ------------     ------------
                                                                                                      2,129,752        2,241,924
                                                                                                   ------------     ------------
MOSS, INC.
A manufacturer and distributor of large display
and exhibit structures.
  Senior Secured Floating Rate Tranche A Note due 2007           $    951,601         09/21/00          951,601          951,601
  12% Senior Secured Tranche B Note due 2008                     $    336,200         09/21/00          315,787          336,200
  Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P. (B)                7.47% int.                *          311,481          233,600
  Warrant, exercisable until 2008, to purchase
    common stock at $100 per share (B)                               463 shs.         09/21/00           40,344                5
                                                                                                   ------------     ------------
                                                                                                      1,619,213        1,521,406
                                                                                                   ------------     ------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing
operation located in Oklahoma and Texas.
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                            16,535 shs.         12/11/02          493,501          938,300
                                                                                                   ------------     ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized
awards and sportswear to schools.
  12.5% Senior Subordinated Note due 2011                        $  1,062,500         01/31/03          902,141        1,098,682
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               212 shs.         01/31/03          180,625           86,937
                                                                                                   ------------     ------------
                                                                                                      1,082,766        1,185,619
                                                                                                   ------------     ------------

* 09/20/00 and 05/23/02.
--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
NONNI'S FOOD COMPANY, INC.
A producer and distributor of premium biscotti and
bagel chips in North America.
  12.25% Senior Subordinated Note due 2012                       $  1,863,462         03/29/04     $  1,856,139     $  1,924,540
  10% Preferred Stock                                                255 shs.         03/29/04          255,083          260,180
  Common Stock (B)                                                 6,455 shs.         03/29/04            6,455            5,810
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                             8,622 shs.         03/29/04            7,323               86
                                                                                                   ------------     ------------
                                                                                                      2,125,000        2,190,616
                                                                                                   ------------     ------------
NPC, INC.
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines.
  Senior Secured Floating Rate Revolving Note due 2006           $    414,182         06/25/99          414,182          406,202
  Senior Secured Floating Rate Note due 2006                     $  2,024,364         06/25/99        2,024,330        1,983,732
  12% Senior Secured Tranche B Note due 2007                     $    978,814         06/25/99          910,239          978,808
  Limited Partnership Interest of Riverside XIII
    Holding Company L.P. (B)                                       3.38% int.         06/11/99          296,883          221,438
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                               201 shs.         06/25/99          142,373                2
                                                                                                   ------------     ------------
                                                                                                      3,788,007        3,590,182
                                                                                                   ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components
for the automotive industry.
  9% Senior Secured Note due 2009                                $    812,500         01/28/02          812,500          883,326
  11.5% Senior Subordinated Note due 2012                        $  1,500,000         01/28/02        1,365,316        1,634,038
  Common Stock (B)                                               312,500 shs.         01/28/02          312,500          326,250
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           243,223 shs.         01/28/02          162,045          251,736
                                                                                                   ------------     ------------
                                                                                                      2,652,361        3,095,350
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California
and British Columbia.
  12% Senior Subordinated Note due 2006                          $  2,774,000         08/07/98        2,676,397        2,497,563
  12% Senior Subordinated Note due 2008                          $    307,071         02/09/00          287,071          258,829
  Limited Partnership Interest of Riverside VIII,
    VIII-A and VIII-B Holding Company, L.P. (B)                  1,531,250 shs.              *        1,555,768          798,930
  Warrants, exercisable until 2007and 2008, to purchase
    common stock at $.01 per share (B)                            28,648 shs.               **          389,188              287
                                                                                                   ------------     ------------
                                                                                                      4,908,424        3,555,609
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care
and food packaging markets.
  12% Senior Subordinated Note due 2008                          $  2,125,000         12/19/00        1,948,414        2,167,500
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                 2.42% int.         12/21/00          265,625          265,625
                                                                                                   ------------     ------------
                                                                                                      2,214,039        2,433,125
                                                                                                   ------------     ------------

*08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/09/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
P H I HOLDING COMPANY
A retailer of mid-priced gift items, home and garden decor,
accessories and other similar consumer products.
  12.5% Senior Subordinated Note due 2010                        $  2,125,000         10/25/02     $  1,860,111     $  2,210,000
  Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                               351 shs.         10/25/02          296,747          320,449
                                                                                                   ------------     ------------
                                                                                                      2,156,858        2,530,449
                                                                                                   ------------     ------------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A manufacturer of polypropylene twine for the hay
bailing marketplace.
8% Senior Subordinated Note due 2010 (B)                         $    499,977         09/27/02          499,948             --
                                                                                                   ------------     ------------
PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid
valves and controls.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2004                                            $    733,500         07/22/96          733,500          733,500
  Senior Secured Floating Rate Term Note
    due 2004                                                     $    700,900         07/22/96          700,900          700,900
  12% Senior Secured Term Note due 2004                          $    326,000         07/22/96          322,585          326,000
  8% Preferred Stock (B)                                             374 shs.         07/22/96          231,964          231,964
  Common Stock (B)                                                   599 shs.         07/22/96           28,978           28,978
  Warrant, exercisable until 2004, to purchase
    common stock at $.01 per share (B)                               322 shs.         07/22/96           97,800                3
                                                                                                   ------------     ------------
                                                                                                      2,115,727        2,021,345
                                                                                                   ------------     ------------
PROCESS CHEMICALS LLC
A specialty chemical company that manufactures
processed chemicals for the fertilizer, asphalt and
concrete industries.
  Common Membership Interests                                      9,863 uts.                *                4             --
                                                                                                   ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                 1,004 shs.         08/12/94          100,350             --
  Common Stock (B)                                                 2,600 shs.               **          126,866             --
                                                                                                   ------------     ------------
                                                                                                        227,216             --
                                                                                                   ------------     ------------
PW EAGLE, INC. - O.T.C.
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
  18% Senior Subordinated Note due 2007                          $  3,639,961         09/16/99        3,616,448        1,273,986
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                           197,040 shs.         09/16/99                1          179,750
                                                                                                   ------------     ------------
                                                                                                      3,616,449        1,453,736
                                                                                                   ------------     ------------

*07/31/97 and 01/04/99.
**11/14/01 and 08/12/94.
--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake
and chassis products.
  12% Senior Subordinated Note due 2012                          $  1,770,834         05/28/04     $  1,403,299     $  1,800,700
  Common Stock (B)                                               354,166 shs.         05/28/04          354,166          318,749
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           377,719 shs.         05/28/04          377,719            3,777
                                                                                                   ------------     ------------
                                                                                                      2,135,184        2,123,226
                                                                                                   ------------     ------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies,
to major restaurant chains and their franchisees.
  14% Senior Subordinated Note due 2012                          $  1,865,854         07/09/04        1,817,555        1,904,296
  Limited Partnership Interest (B)                               259,146 uts.         07/09/04          259,146          233,231
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               528 shs.         07/09/04           49,061                5
                                                                                                   ------------     ------------
                                                                                                      2,125,462        2,137,532
                                                                                                   ------------     ------------
RIVER RANCH FRESH FOODS LLC
A supplier of fresh produce to the retail and
foodservice channels.
  13% Senior Subordinated Note due 2011                          $  1,841,667         09/29/04        1,683,824        1,858,867
  Limited Partnership Interest (B)                               283,333 uts.         09/29/04          283,333          255,000
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            23,715 shs.         09/29/04          157,903              236
                                                                                                   ------------     ------------
                                                                                                      2,125,060        2,114,103
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured
marble bathroom products.
  12.5% Senior Subordinated Notes due 2011                       $  1,062,500         11/14/03          947,003        1,063,028
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               140 shs.         11/14/03          122,946                1
                                                                                                   ------------     ------------
                                                                                                      1,069,949        1,063,029
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers
for the wood working industry.
  Senior Secured Floating Rate Revolving Note due 2006           $    282,663         05/01/03          282,663          287,475
  Senior Secured Floating Rate Tranche A Note due 2007           $  1,389,760         06/02/99        1,389,760        1,389,760
  12% Senior Secured Tranche B Note Due 2007                     $  1,130,652         06/02/99        1,130,652        1,130,652
  Class B Common Stock (B)                                         1,480 shs.         06/02/99          256,212          463,418
                                                                                                   ------------     ------------
                                                                                                      3,059,287        3,271,305
                                                                                                   ------------     ------------
SAVAGE SPORTS HOLDINGS, INC.
A manufacturer of sporting firearms.
  12% Senior Subordinated Note due 2012                          $  1,583,793         09/10/04        1,425,556        1,555,240
  Common Stock (B)                                                   586 shs.         09/10/04          586,207          527,589
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               134 shs.         09/10/04          113,578                1
                                                                                                   ------------     ------------
                                                                                                      2,125,341        2,082,830
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials
for bottles used in consumer products.
  12% Senior Subordinated Note due 2009                          $  2,125,000         06/13/02     $  1,984,397     $  2,163,250
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                             2,011 shs.         06/13/02          182,023          422,247
                                                                                                   ------------     ------------
                                                                                                      2,166,420        2,585,497
                                                                                                   ------------     ------------
SHELTER ACQUISITION, INC.
A distributor of roofing supplies and products
throughout the Midwest.
  12.5% Senior Subordinated Note due 2008                        $  1,517,857         08/01/02        1,357,694        1,548,214
  Common Stock (B)                                               758,929 shs.                *          758,929          683,036
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                           263,444 shs.         08/01/02          216,446            2,634
                                                                                                   ------------     ------------
                                                                                                      2,333,069        2,233,884
                                                                                                   ------------     ------------
SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
  12.25% Senior Subordinated Note due 2007                       $  3,125,000         12/06/99        2,895,267        3,156,250
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                                513 shs.         12/06/99          426,136           77,187
                                                                                                   ------------     ------------
                                                                                                      3,321,403        3,233,437
                                                                                                   ------------     ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
Limited Partnership Interest of MHD Holdings LLC (B)               1.43% int.         08/29/00          525,155           93,180
                                                                                                   ------------     ------------
SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of synthetic indoor and outdoor
sports flooring and other temporary flooring products.
  Senior Secured Floating Rate Revolving Note due 2009           $    185,750         08/12/04          185,750          183,959
  Senior Secured Floating Rate Note due 2009                     $    527,171         08/12/04          527,171          521,944
  12% Senior Secured Note due 2012                               $    254,282         08/12/04           236,88          256,479
  Limited Partnership Interest (B)                                65,830 uts.         08/12/04           65,830           59,247
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                33 shs.         08/12/04           17,598             --
                                                                                                   ------------     ------------
                                                                                                      1,033,233        1,021,629
                                                                                                   ------------     ------------
STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  12% Senior Subordinated Note due 2008                          $  3,875,000         01/14/00        3,506,418        3,913,750
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                           106,539 shs.         01/14/00          658,751             --
                                                                                                   ------------     ------------
                                                                                                      4,165,169        3,913,750
                                                                                                   ------------     ------------

* 08/01/02 and 01/17/03
--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in
the plastic injection molding process.
  12% Senior Subordinated Note due 2007                          $  1,841,667         08/21/03     $  1,773,893     $  1,878,500
  Limited Partnership Interest (B)                                 0.61% int.         08/20/03          283,333          283,333
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            86,780 shs.         08/21/03           85,000              868
                                                                                                   ------------     ------------
                                                                                                      2,142,226        2,162,701
                                                                                                   ------------     ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
  13% Senior Subordinated Note due 2009                          $  2,712,000         02/05/98        2,483,428        2,712,000
  Common Stock (B)                                                   630 shs.         02/04/98          630,000          534,477
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                               444 shs.         02/05/98          368,832          376,675
                                                                                                   ------------     ------------
                                                                                                      3,482,260        3,623,152
                                                                                                   ------------     ------------
TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the
Columbia/Snake River system.
  17% Preferred Stock (B)                                            560 shs.         12/23/02          560,000          532,000
  Convertible Preferred Stock, convertible into
    common stock at $1,000 per share (B)                           1,120 shs.         07/25/96        1,120,000        1,008,000
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               474 shs.         07/25/96           48,216          426,384
                                                                                                   ------------     ------------
                                                                                                      1,728,216        1,966,384
                                                                                                   ------------     ------------
TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal
and plastic fasteners and assembly components.
  12.75% Senior Subordinated Note due 2008                       $  1,125,000         12/06/01          863,812        1,136,250
  Class B Unit (B)                                               100,000 uts.         12/06/01           73,529           66,177
  Class C Unit (B)                                               174,125 uts.         12/06/01          128,033          115,231
                                                                                                   ------------     ------------
                                                                                                      1,065,374        1,317,658
                                                                                                   ------------     ------------
TOMAH HOLDINGS, INC.
A manufacturer of specialty chemicals.
  16% Senior Subordinated Note due 2011                          $  1,416,667         12/08/03        1,365,371        1,448,523
  16% Preferred Stock Series A (B)                                    37 shs.         12/08/03          631,630          644,355
  Common Stock (B)                                                 5,269 shs.         12/08/03          131,471          118,323
                                                                                                   ------------     ------------
                                                                                                      2,128,472        2,211,201
                                                                                                   ------------     ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground
support equipment for the business, commuter
and commercial aviation markets.
  10.5% Senior Secured Term Note due 2008                        $  1,579,293         01/20/00        1,579,293        1,564,492
  12% Senior Subordinated Note due 2010                          $  1,326,500         01/20/00        1,261,379        1,311,814
  Common Stock (B)                                               227,400 shs.         01/20/00          227,400          181,920
  Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                             260,563 shs.         01/20/00           98,540            2,606
                                                                                                   ------------     ------------
                                                                                                      3,166,612        3,060,832
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
  12.5% Senior Subordinated Note due 2010                        $  1,062,500         04/11/03     $    979,923     $  1,075,244
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                             5,781 shs.         04/11/03           95,625               58
                                                                                                   ------------     ------------
                                                                                                      1,075,548        1,075,302
                                                                                                   ------------     ------------
TUBULAR TEXTILE MACHINERY
A designer, manufacturer, sale and servicer of finishing
machinery for the knit and woven segments of the
global textile industry.
  12% Senior Subordinated Note due 2014                          $  1,234,551         05/28/04        1,106,556        1,258,232
  8.75% Senior Secured Note due 2011                             $    716,292         05/28/04          716,292          733,910
  Common Stock (B)                                               674,157 shs.         05/28/04          674,157          606,741
  Warrant, exercisable until 2012, to purchase
    common stock at $1 per share (B)                             203,912 shs.         05/28/04          130,788            2,039
                                                                                                   ------------     ------------
                                                                                                      2,627,793        2,600,922
                                                                                                   ------------     ------------
TVI, INC.
A retailer of used clothing in the United States,
Canada and Australia.
  Common Stock (B)                                               354,167 shs.         05/02/00          267,786          414,375
                                                                                                   ------------     ------------
U S M HOLDINGS CORP.
A provider of facility maintenance services to retail and
corporate clients with multiple locations.
  12% Senior Subordinated Note due 2011                          $  1,789,474         08/06/03        1,515,421        1,827,074
  Preferred Stock (B)                                              3,345 shs.         08/06/03          334,494          301,045
  Common Stock (B)                                                 1,032 shs.         08/06/03            1,032              929
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               949 shs.         08/06/03          298,198                9
                                                                                                   ------------     ------------
                                                                                                      2,149,145        2,129,057
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter
icemaking, wine storage and refrigeration appliances.
  12.5% Senior Subordinated Note due 2012                        $  1,882,100         04/30/04        1,675,711        1,907,576
  10% Jr Subordinated Note due 2012                              $     60,700         04/30/04           60,700           60,734
  Common Stock (B)                                                   182 shs.         04/30/04          182,200          163,980
  Warrant, exercisable until 2012, to purchase
    common stock at $1 per share (B)                                 230 shs.         04/30/04          211,736                2
                                                                                                   ------------     ------------
                                                                                                      2,130,347        2,132,292
                                                                                                   ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests
in other entities.
  Series A Preferred Units (B)                                     0.13% int.         12/02/96                1                2
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company
focused on the foodservice industry.
  13% Senior Subordinated Note due 2011                          $  1,887,288         09/24/04     $  1,700,628     $  1,903,980
  Common Stock (B)                                                23,771 shs.         09/24/04          237,710          213,939
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                            23,787 shs.         09/24/04          186,883              238
                                                                                                   ------------     ------------
                                                                                                      2,125,221        2,118,157
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes
and tags used on tea bags and medical and food products.
  12.5% Senior Subordinated Note due 2012                        $  1,700,000         07/19/04        1,483,065        1,701,690
  Limited Partnership Interest Class A (B)                       414,375 uts.         07/19/04          414,375          372,938
  Limited Partnership Interest Class B (B)                       182,935 uts.         07/19/04          182,935          164,642
                                                                                                   ------------     ------------
                                                                                                      2,080,375        2,239,270
                                                                                                   ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
  10% Senior Subordinated Lien Note due 2009                     $  1,043,860         07/12/04        1,043,860        1,028,686
  14% Senior Subordinated Note due 2012                          $  1,043,859         07/12/04        1,041,026        1,027,765
  Limited Partnership Interest (B)                                37,281 uts.         07/12/04           37,281           33,553
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                             4,029 shs.         07/12/04            2,833               40
                                                                                                   ------------     ------------
                                                                                                      2,125,000        2,090,044
                                                                                                   ------------     ------------
WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and other
related services to retailers.
  12.5% Senior Subordinated Note due 2011                        $  1,075,768         11/03/00        1,055,128        1,097,283
  Senior Preferred Stock (B)                                       4,692 shs.         11/01/00          224,031          218,567
  Class B Common Stock (B)                                         8,959 shs.         11/01/00            8,959           82,486
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                             3,979 shs.         11/03/00             --             36,599
                                                                                                   ------------     ------------

                                                                                                      1,288,118        1,434,935
                                                                                                   ------------     ------------
WEASLER HOLDINGS LLC
A manufacturer of mechanical power transmission
components for the agricultural, lawn and turf industries.
  Limited Partnership Interest (B)                                 1.55% int.         02/03/03          101,190           97,142
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               256 shs.         02/04/03          209,829                3
                                                                                                   ------------     ------------

                                                                                                        311,019           97,145
                                                                                                   ------------     ------------
WICOR AMERICAS, INC.
A manufacturer of cellulose based insulation products,
systems and services for electrical transformer
equipment manufacturers.
  20% Senior Subordinated Secured Note due 2009                  $  2,520,040         11/09/01        2,510,467        2,385,303
                                                                                                   ------------     ------------

TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                $170,630,816     $155,523,703
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)     Rate       Date        Amount        Cost        Fair Value
                                                    ----       ----        ------        ----        ----------
RULE 144A SECURITIES - 10.02%: (A)

BONDS - 9.63%
   A E S Corporation                               8.750%    05/15/13   $  1,025,000  $  1,131,599  $  1,155,687
   A E S Corporation                               9.000     05/15/15        200,000       200,000       225,500
   Appleton Papers Inc.                            8.125     06/15/11        300,000       300,000       309,000
   Argo Tech Corporation                           9.250     06/01/11        850,000       850,000       911,625
   BCP Caylux Holding Lux SCA                      9.625     06/15/14        750,000       752,455       810,000
   Blockbuster, Inc.                               9.000     09/01/12        350,000       350,000       363,125
   Bombardier Capital, Inc.                        6.300     05/01/14      1,000,000       890,000       863,638
   Cablevision Systems Corporation                 5.670     04/01/09      1,000,000     1,000,000     1,040,000
   Cadmus Communications Corporation               8.375     06/15/14        750,000       750,000       808,125
   Calpine Corporation                             8.750     07/15/13        500,000       465,000       377,500
   Charter Communications Op LLC                   8.000     04/30/12        250,000       249,375       249,375
   Chesapeake Energy Corporation                   7.000     08/15/14        325,000       325,000       343,688
   Collins & Aikman Products Co.                  12.875     08/24/12        300,000       289,323       276,750
   Dana Credit Corporation                         8.375     08/15/07        500,000       500,000       551,250
   GulfMark Offshore, Inc.                         7.750     07/15/14        565,000       562,599       572,063
   Imax Corporation                                9.625     12/01/10        500,000       500,000       498,750
   Interactive Health LLC                          7.250     04/01/11        900,000       732,628       774,000
   Jostens I H Corporation                         7.625     10/01/12      1,250,000     1,250,000     1,256,250
   K 2, Inc.                                       7.375     07/01/14        325,000       325,000       344,500
   Land O'Lakes, Inc.                              9.000     12/15/10        750,000       750,000       780,937
   M G M Mirage, Inc.                              6.000     10/01/09        375,000       380,593       380,156
   Metaldyne Corporation                          10.000     11/01/13        510,000       514,063       474,300
   N R G Energy, Inc.                              8.000     12/15/13        700,000       700,000       749,875
   North American Energy Partners                  8.750     12/01/11        400,000       400,000       390,000
   O E D Corp/Diamond Jo Company Guarantee         8.750     04/15/12      1,000,000       985,960       925,000
   Pacific Energy Partners                         7.125     06/15/14        500,000       491,270       541,250
   Pinnacle Foods Holding                          8.250     12/01/13        450,000       450,000       424,125
   Sheridan Acquisition Corporation               10.250     08/15/11        375,000       370,001       405,938
   Siebe PLC                                       6.500     01/15/10        650,000       572,000       588,250
   Stanadyne Corporation                          10.000     08/15/14      1,500,000     1,500,000     1,560,000
   Tenet Healthcare Corporation                    9.875     07/01/14        500,000       488,370       522,500
   Warner Music Group                              7.375     04/15/14        275,000       275,000       284,625
   Wornick Co.                                    10.875     07/15/11        750,000       750,000       802,500
                                                                        ------------  ------------  ------------
     TOTAL BONDS                                                        $ 20,375,000    20,050,236    20,560,282
                                                                        ============  ------------  ------------
COMMON STOCK - 0.00%
   Jordan Telecom Products (B)                                                    70  $     14,000          --
                                                                                      ------------  ------------
     TOTAL COMMON STOCK                                                                     14,000          --
                                                                                      ------------  ------------
CONVERTIBLE BONDS - 0.39%
   Cymer, Inc.                                     3.500%    02/15/09   $    850,000  $    850,000  $    840,438
                                                                        ------------  ------------  ------------
     TOTAL CONVERTIBLE BONDS                                            $    850,000       850,000       840,438
                                                                        ============  ------------  ------------
CONVERTIBLE PREFERRED STOCK - 0.00%
   D T Industries, Inc. (B)                                                   20,000  $  1,000,000          --
                                                                                      ------------  ------------
     TOTAL CONVERTIBLE PREFERRED                                                         1,000,000          --
                                                                                      ------------  ------------
WARRANTS - 0.00%
   Winsloew Furniture, Inc. (B)                                                  900  $          9  $         14
                                                                                      ------------  ------------
     TOTAL WARRANTS                                                                              9            14
                                                                                      ------------  ------------

TOTAL RULE 144A SECURITIES                                                              21,914,245    21,400,734
                                                                                      ------------  ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                 $192,545,061  $176,924,437
                                                                                      ------------  ------------

--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES - 23.15%: (A)           Rate       Date        Amount        Cost      Market Value
                                                    ----       ----        ------        ----      ------------
BONDS - 20.28%
   A E P Industries, Inc.                          9.875%    11/15/07   $    350,000  $    333,375  $    356,563
   Activant Solutions Inc                         10.500     06/15/11        700,000       703,738       721,000
   Aearo Co.                                       8.250     04/15/12        450,000       450,000       459,000
   Alamosa Delaware, Inc.                         11.000     07/31/10        325,000       330,477       368,062
   Alamosa Delaware, Inc.                          8.500     01/31/12        400,000       400,000       405,000
   Allied Waste NA                                 7.375     04/15/14      1,000,000       975,000       962,500
   American Media Operation, Inc.                  8.875     01/15/11        900,000       901,718       933,750
   Bally Total Fitness Holding Corporation         9.875     10/15/07        135,000       128,925       109,350
   C S C Holdings, Inc.                            7.625     04/01/11        500,000       502,244       526,875
   Cenveo Corporation                              7.875     12/01/13      1,100,000     1,100,000     1,072,500
   Charter Comm Holdings LLC                      10.000     04/01/09      1,000,000       815,000       810,000
   Chemed Corporation                              8.750     02/24/11      1,125,000     1,125,000     1,158,750
   Cincinnati Bell, Inc.                           8.375     01/15/14      1,100,000     1,007,500     1,003,750
   Collins & Aikman Products Co.                  10.750     12/31/11        700,000       722,077       700,000
   Dana Corporation                                9.000     08/15/11        500,000       526,977       603,750
   Del Monte Corporation                           8.625     12/15/12        225,000       225,000       250,312
   Dollar Financial Group                          9.750     11/15/11        600,000       600,000       636,000
   Dominos, Inc.                                   8.250     07/01/11        292,000       289,892       316,090
   Dynegy Holdings, Inc.                           6.875     04/01/11        500,000       422,500       476,250
   Esterline Technologies                          7.750     06/15/13        200,000       200,000       214,000
   Flextronics Intl Ltd                            6.500     05/15/13        400,000       400,000       409,000
   G F S I, Inc.                                   9.625     03/01/07        750,000       673,418       725,625
   Gencorp, Inc.                                   9.500     08/15/13        400,000       400,000       428,000
   General Nutrition Center                        8.500     12/01/10        800,000       820,534       818,000
   Goodyear Tire & Rubber Co.                      7.857     08/15/11        650,000       607,750       612,625
   Great Lakes Dredge & Dock Corporation           7.750     12/15/13        750,000       679,250       648,750
   Houghton Mifflin Co.                            9.875     02/01/13      1,000,000     1,056,671     1,050,000
   Huntsman LLC                                   11.625     10/15/10        500,000       494,075       578,750
   Intrawest Corporation                           7.500     10/15/13        500,000       500,000       518,125
   Koppers Inc.                                    9.875     10/15/13        700,000       700,000       773,500
   Leucadia National Corporation                   7.000     08/15/13        650,000       663,801       646,750
   Lodgenet Entertainment Corp.                    9.500     06/15/13        425,000       425,000       463,250
   Lyondell Chemical Co.                           9.500     12/15/08        900,000       923,539       982,125
   M C I, Inc.                                     7.735     05/01/14      1,000,000       905,000       947,500
   M S X International, Inc.                      11.000     10/15/07        350,000       347,004       346,500
   Majestic Star Casino LLC                        9.500     10/15/10        500,000       500,000       510,000
   Manitowoc Company, Inc.                         7.125     11/01/13        200,000       200,000       211,500
   Mediacom LLC/Mediacom Capital                   9.500     01/15/13      1,150,000     1,136,000     1,106,875
   Metaldyne Corporation                          11.000     06/15/12        750,000       601,250       596,250
   Mrs Fields Brands/Finance                      11.500     03/15/11        750,000       713,710       731,250
   Nalco Company                                   7.750     11/15/11        500,000       500,000       530,000
   National Wine & Spirits, Inc.                  10.125     01/15/09        500,000       485,250       480,000
   Neff Corporation                               10.250     06/01/08        170,000       168,062       144,500
   Nextel Communications Corporation               7.375     08/01/15        700,000       714,238       752,500
   Numatics, Inc.                                  9.625     04/01/08        550,000       539,705       495,000
   O M Group, Inc.                                 9.250     12/15/11        750,000       777,882       781,875
   Offshore Logistics, Inc.                        6.125     06/15/13        450,000       450,000       456,750
   Pliant Corporation                              0.000     06/15/09        875,000       743,979       748,125
   Pliant Corporation                             13.000     06/01/10      1,000,000       936,875       860,000
   Quintiles Transnational Corporation            10.000     10/01/13        500,000       500,000       530,000
   Rayovac Corporation                             8.500     10/01/13        200,000       200,000       217,000
   Rent-A-Center, Inc.                             7.500     05/01/10        400,000       400,000       414,000
   Rent-Way, Inc.                                 11.875     06/15/10        800,000       848,346       872,000
   Rhodia SA                                      10.250     06/01/10        800,000       830,161       828,000
   Rhodia SA                                       8.875     06/01/11        500,000       499,668       435,000
   S P X Corporation                               6.250     06/15/11        400,000       400,000       390,000
   Sea Containers Ltd.                            10.500     05/15/12        785,000       765,065       801,681
   Service Corp International                      6.000     12/15/05         41,000        41,232        42,128

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES: (A)(CONTINUED)         Rate       Date        Amount        Cost      Market Value
                                                    ----       ----        ------        ----      ------------
   Ship Finance Intl Ltd                           8.500%    12/15/13   $    750,000  $    750,000  $    746,250
   Sports Club Co.                                11.375     03/15/06        150,000       145,500       142,500
   Tekni-Plex, Inc.                               12.750     06/15/10      1,000,000       960,125       835,000
   Telex Communications, Inc.                     11.500     10/15/08        500,000       500,000       540,000
   Telex Communications, Inc.                      0.000     01/15/09        471,915       206,820       259,553
   Tenet Healthcare Corporation                    6.375     12/01/11        500,000       482,500       448,750
   Tenneco Automotive, Inc.                       10.250     07/15/13        400,000       400,000       456,000
   Thermadyne LLC                                  9.250     02/01/14        750,000       738,750       729,375
   Triton P C S, Inc.                              8.500     06/01/13        550,000       550,000       499,125
   United Rentals, Inc.                            7.750     11/15/13        625,000       625,000       585,938
   United Rentals, Inc.                            7.000     02/15/14        500,000       500,000       443,750
   Vicorp Restaurants Inc                         10.500     04/15/11        600,000       592,746       597,000
   Von Hoffman Press, Inc.                        10.250     03/15/09        200,000       209,797       222,000
   Vought Aircraft Industries                      8.000     07/15/11      1,000,000     1,001,168       960,000
   Williams Scotsman, Inc.                         9.875     06/01/07        500,000       492,500       478,750
   Winsloew Furniture, Inc.                       12.750     08/15/07        455,000       444,622       375,375
                                                                        ------------  ------------  ------------
TOTAL BONDS                                                             $ 44,099,915    42,906,416    43,285,802
                                                                        ============  ------------  ------------
COMMON STOCK - 2.37%
   D T Industries, Inc. (B)                                                  178,876  $  1,168,093  $        537
   E O S International, Inc. (B)                                             100,000       300,000        12,000
   H C I Direct, Inc. (B)                                                      1,000          --            --
   PepsiAmericas, Inc.                                                        92,145     2,006,365     1,759,969
   Rent-Way, Inc. (B)                                                         92,866       916,263       636,132
   Supreme Industries, Inc.                                                  115,722       267,325       698,961
   T G C Industries, Inc. (B)                                                  6,361         9,496        14,630
   Transmontaigne, Inc. (B)                                                  333,326     1,109,177     1,939,957
                                                                                      ------------  ------------
     TOTAL COMMON STOCK                                                                  5,776,719     5,062,186
                                                                                      ------------  ------------
CONVERTIBLE BONDS - 0.50%
   Leucadia National Corporation                   3.750%    04/15/14   $  1,000,000  $  1,000,000  $  1,075,000
                                                                        ------------  ------------  ------------
     TOTAL CONVERTIBLE BONDS                                            $  1,000,000     1,000,000     1,075,000
                                                                        ============  ------------  ------------

PREFERRED STOCK - 0.00%
   Telex Communications, Inc.                                                 17,707  $          1  $        177
                                                                                      ------------  ------------
     TOTAL PREFERRED STOCK                                                                       1           177
                                                                                      ------------  ------------

WARRANTS - 0.00%
   Telex Communications, Inc.                                                    698  $          7  $          7
                                                                                      ------------  ------------
     TOTAL WARRANTS                                                                              7             7
                                                                                      ------------  ------------
     TOTAL CORPORATE PUBLIC SECURITIES                                                $ 49,683,143  $ 49,423,172
                                                                                      ------------  ------------

                                                 Interest      Due        Principal
SHORT-TERM SECURITIES:                          Rate/Yield     Date        Amount         Cost      Market Value
                                                ----------     ----        ------         ----      ------------

COMMERCIAL PAPER - 2.25%
   Textron Financial Corporation                   1.800%    10/06/04   $  3,205,000  $  3,204,199  $  3,204,199
   Wisconsin Electric Power Co.                    1.760     10/04/04      1,590,000     1,589,767     1,589,767
                                                                        ------------  ------------  ------------
TOTAL SHORT-TERM SECURITIES                                             $  4,795,000  $  4,793,966  $  4,793,966
                                                                        ============  ------------  ------------

TOTAL INVESTMENTS                                 108.27%                             $247,022,170  $231,141,575
                                                                                      ============  ------------
     Other Assets                                   5.32                                              11,361,470
     Liabilities                                  (13.59)                                            (29,021,062)
                                                --------                                            ------------

TOTAL NET ASSETS                                  100.00%                                           $213,481,986
                                                ========                                            ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value           INDUSTRY CLASSIFICATION:(CONT.)                 Market Value
                                               --------------                                                         --------------
AEROSPACE - 1.97%                                                      BUILDINGS & REAL ESTATE - 5.06%
Argo Tech Corporation                          $      911,625          A W C Holding Company                          $    2,109,898
Esterline Technologies                                214,000          Adorn, Inc.                                         2,233,353
Qualis Automotive LLC                               2,123,226          Eagle Window & Door Holding Co.                     3,143,172
Vought Aircraft Industries                            960,000          Shelter Acquisition, Inc.                           2,233,884
                                               --------------          TruStile Doors, Inc.                                1,075,302
                                                    4,208,851                                                         --------------
                                               --------------                                                             10,795,609
                                                                                                                      --------------
AUTOMOBILE - 7.77%                                                     CARGO TRANSPORT - 2.43%
America's Body Company, Inc./LCP                                       Kenan-Advantage Transport Company                   2,467,787
   Holding Co.                                      2,625,002          Ship Finance International Ltd.                       746,250
Collins & Aikman Products Co.                         976,750          Tidewater Holdings, Inc.                            1,966,384
Dana Corporation                                      603,750                                                         --------------
Gencorp, Inc.                                         428,000                                                              5,180,421
Goodyear Tire & Rubber Co.                            612,625                                                         --------------
Jason, Inc.                                         1,573,293          CHEMICAL, PLASTICS & RUBBER - 3.09%
LIH Investors, L.P.                                 5,140,331          Capital Specialty Plastics, Inc.                          503
Metaldyne Corporation                               1,070,550          Huntsman LLC                                          578,750
Nyloncraft, Inc.                                    3,095,350          Koppers Inc.                                          773,500
Tenneco Automotive, Inc.                              456,000          Lyondell Chemical Co.                                 982,125
                                               --------------          O M Group, Inc.                                       781,875
                                                   16,581,651          Process Chemicals LLC                                    --
                                               --------------          Rhodia SA                                           1,263,000
BEVERAGE, DRUG & FOOD - 6.18%                                          Tomah Holdings, Inc.                                2,211,201
Beta Brands Ltd                                          --                                                           --------------
Cains Foods, L.P.                                     194,418                                                              6,590,954
Del Monte Corporation                                 250,312                                                         --------------
Dominos, Inc.                                         316,090          CONSUMER PRODUCTS - 8.07%
Eagle Pack Pet Foods, Inc.                          1,059,296          Appleton Papers, Inc.                                 309,000
Land O' Lakes, Inc.                                   780,937          Colibri Holdings Corporation                        1,912,044
National Wine & Spirit Inc.                           480,000          Euro-Pro Corporation                                2,145,118
Nonni's Food Company, Inc.                          2,190,616          G F S I, Inc.                                         725,625
PepsiAmericas, Inc.                                 1,759,969          H C I Direct, Inc.                                       --
Pinnacle Foods Holdings                               424,125          K 2, Inc.                                             344,500
River Ranch Fresh Foods LLC                         2,114,103          Maverick Acquisition Company                        1,160,169
Specialty Foods Group, Inc.                            93,180          Neff Motivation, Inc.                               1,185,619
Vicorp Restaurants, Inc.                              597,000          Rayovac Corporation                                   217,000
Vitality Foodservice, Inc.                          2,118,157          Royal Baths Manufacturing Company                   1,063,029
Wornick Co.                                           802,500          Savage Sports Holdings, Inc.                        2,082,830
                                               --------------          The Tranzonic Companies                             3,623,152
                                                   13,180,703          Walls Industries, Inc.                              2,090,044
                                               --------------          Winsloew Furniture, Inc.                              375,389
BROADCASTING                                                                                                          --------------
  & ENTERTAINMENT - 2.47%                                                                                                 17,233,519
C S C Holdings, Inc.                                  526,875                                                         --------------
Cablevision Systems Corporation                     1,040,000          CONTAINERS, PACKAGING & GLASS - 6.60%
Cenveo Corporation                                  1,072,500          A E P Industries, Inc.                                356,563
Charter Communications Holdings LLC                   810,000          Paradigm Packaging, Inc.                            2,433,125
Charter Communications Op LLC                         249,375          Pliant Corporation                                  1,608,125
Lodgenet Entertainment Corporation                    463,250          Sea Containers Ltd.                                   801,681
Mediacom Communications Corporation                 1,106,875          Selig Acquisition Corporation                       2,585,497
                                               --------------          Snyder Industries, Inc.                             3,233,437
                                                    5,268,875          Tekni-Plex, Inc.                                      835,000
                                               --------------          Vitex Packaging, Inc.                               2,239,270
                                                                                                                      --------------
                                                                                                                          14,092,698
                                                                                                                      --------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (CONT.)                Market Value           INDUSTRY CLASSIFICATION:(CONT.)                 Market Value
                                               --------------                                                         --------------
DISTRIBUTION - 6.27%                                                   FARMING & AGRICULTURE - 0.00%
Corvest Group, Inc.                            $    3,712,360          Polymer Technologies, Inc./Poli-Twine
G C-Sun Holdings LP                                 1,293,750             Western, Inc.                                         --
Kele and Associates, Inc.                           2,321,133          Protein Genetics, Inc.                                   --
QualServ Corporation                                2,137,532                                                         --------------
Strategic Equip & Supply Corporation, Inc.          3,913,750
                                               --------------          FINANCIAL SERVICES - 2.33%
                                                   13,378,525          BCP Caylux Holding Lux SCA                     $      810,000
                                               --------------          Dana Credit Corporation                               551,250
DIVERSIFIED/CONGLOMERATE,                                              Dollar Financial Group                                636,000
  MANUFACTURING - 4.21%                                                East River Ventures I, L.P.                            27,300
Activant Solutions Inc                                721,000          Highgate Capital LLC                                    2,723
Coining of America LLC                              1,937,802          Leucadia National Corporation                       1,721,750
Dexter Magnetics Technologies, Inc.                   989,209          Mrs. Fields Brands / Finance                          731,250
Evans Consoles, Inc.                                  602,000          Victory Ventures LLC                                        2
Great Lakes Dredge & Dock Corporation                 648,750          Williams Scotsman, Inc.                               478,750
S P X Corporation                                     390,000                                                         --------------
Tinnerman-Palnut Engineered Components              1,317,658
Wicor Americas, Inc.                                2,385,303                                                              4,959,025
                                               --------------                                                         --------------
                                                    8,991,722
                                               --------------          HEALTHCARE, EDUCATION
DIVERSIFIED/CONGLOMERATE,                                                & CHILDCARE - 4.25%
  SERVICE - 6.85%                                                      A T I Acquisition Company                           2,115,389
Allied Waste NA                                       962,500          American Hospice Management                         2,426,740
Bombardier Capital, Inc.                              863,638          Interactive Health LLC                                774,000
CapeSuccess LLC                                         5,862          MedAssist, Inc.                                     2,241,924
Chemed Corporation                                  2,273,552          Quintiles Transnational Corporation                   530,000
Diversco, Inc./DHI Holdings, Inc.                   1,392,069          Tenet Healthcare Corporation                          971,250
Dwyer Group, Inc.                                   2,440,293                                                         --------------
Examination Management Services, Inc.                    --                                                                9,059,303
Hamilton Funeral Services Centers, Inc.               380,271                                                         --------------
Lancaster Laboratories, Inc.                          821,243
Moss, Inc.                                          1,521,406          HOME & OFFICE FURNISHINGS,
M S X International, Inc.                             346,500            HOUSEWARES, AND DURABLE
Service Corp International                             42,128            CONSUMER PRODUCTS - 4.04%
U S M Holdings Corporation                          2,129,057          Home Decor Holding Company                          2,130,938
Washington Inventory Services, Inc.                 1,434,935          Hussey Seating Corporation                          3,332,316
                                               --------------          Sport Court Int'l, Inc.                             1,021,629
                                                   14,613,454          U-Line Corporation                                  2,132,292
                                               --------------                                                         --------------
ELECTRONICS - 3.59%                                                                                                        8,617,175
A E S Corporation                                   1,381,187                                                         --------------
Calpine Corporation                                   377,500
Directed Electronics, Inc.                          2,143,423          LEISURE, AMUSEMENT,
Flextronics International Ltd.                        409,000            ENTERTAINMENT - 2.33%
N R G Energy, Inc.                                    749,875          Bally Total Fitness Holding Corporation               109,350
Precision Dynamics, Inc.                            2,021,345          IMAX Corporation                                      498,750
Siebe PLC                                             588,250          Intrawest Corporation                                 518,125
                                               --------------          Keepsake Quilting, Inc.                             1,749,769
                                                    7,670,580          M G M Mirage, Inc.                                    380,156
                                               --------------          Majestic Star Casino LLC                              510,000
                                                                       O E D Corp/Diamond Jo Company Guarantee               925,000
                                                                       Warner Music Group                                    284,625
                                                                                                                      --------------
                                                                                                                           4,975,775
                                                                                                                      --------------

--------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS

September 30, 2004
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (CONT.)                Market Value           INDUSTRY CLASSIFICATION:(CONT.)                 Market Value
                                               --------------                                                         --------------
MACHINERY - 12.20%                                                     PUBLISHING/PRINTING - 2.19%
Aearo Co.                                      $      459,000          American Media Operation, Inc.                 $      933,750
C & M Conveyor, Inc.                                2,113,836          Cadmus Communications Corporation                     808,125
D T Industries, Inc.                                      537          Houghton Mifflin Co.                                1,050,000
Integration Technology Systems, Inc.                1,666,474          Jostens I H Corporation                             1,256,250
Manitowoc Company, Inc.                               211,500          Sheridan Acquisition Corporation                      405,938
Maxon Corporation                                   2,575,894          Von Hoffman Press, Inc.                               222,000
N P C, Inc.                                         3,590,182                                                         --------------
Numatics, Inc.                                        495,000                                                              4,676,063
P W Eagle, Inc.                                     1,453,736                                                         --------------
Safety Speed Cut Manufacturing
   Company, Inc.                                    3,271,305          RETAIL STORES - 5.12%
Stanadyne Corporation                               1,560,000          Blockbuster, Inc.                                     363,125
Synventive Equity LLC                               2,162,701          E O S International, Inc.                              12,000
Thermadyne LLC                                        729,375          General Nutrition Center                              818,000
Tronair, Inc.                                       3,060,832          Neff Corporation                                      144,500
Tubular Textile Machinery                           2,600,922          Olympic Sales, Inc.                                 3,555,609
Weasler Holdings LLC                                   97,145          P H I Holding Company                               2,530,449
                                               --------------          Rent-A-Center, Inc.                                   414,000
                                                   26,048,439          Rent-Way, Inc.                                      1,508,132
                                               --------------          Sports Club Co.                                       142,500
                                                                       TVI, Inc.                                             414,375
MEDICAL DEVICES/BIOTECH - 2.47%                                        United Rentals, Inc.                                1,029,688
Bausch & Lomb, Inc.                                      --                                                           --------------
Beacon Medical Products, Inc.                       1,975,446                                                             10,932,378
Coeur, Inc.                                         1,134,870                                                         --------------
D H D Healthcare, Inc.                                   --
E X C Acquisition Corporation                       2,151,457          TECHNOLOGY - 0.60%
Invitrogen Corporation                                   --            Cymer, Inc.                                           840,438
                                               --------------          Delstar Holding Corporation                           441,596
                                                    5,261,773                                                         --------------
                                               --------------                                                              1,282,034
                                                                                                                      --------------
MINING, STEEL, IRON
  & NON PRECIOUS METALS - 0.05%                                        TELECOMMUNICATIONS - 2.24%
Better Minerals & Aggregates                          108,991          Alamosa Delaware, Inc.                                773,062
                                               --------------          Cincinnati Bell, Inc.                               1,003,750
OIL AND GAS - 2.99%                                                    Jordan Telecom Products                                  --
Centerpoint Energy, Inc.                                 --            MCI, Inc.                                             947,500
Chesapeake Energy Corporation                         343,688          Nextel Communications Corporation                     752,500
Dynegy Holdings, Inc.                                 476,250          Telex Communications, Inc.                            799,737
GulfMark Offshore, Inc.                               572,063          Triton P C S, Inc.                                    499,125
Mustang Ventures Company                              938,300                                                         --------------
North American Energy Partners                        390,000                                                              4,775,674
Offshore Logistics, Inc.                              456,750                                                         --------------
Pacific Energy Partners                               541,250          UTILITIES - 0.25%
Supreme Industries, Inc.                              698,961          Nalco Co.                                             530,000
T G C Industries, Inc.                                 14,630                                                         --------------
Transmontaigne, Inc.                                1,939,957
                                               --------------          Total Investments - 106.02%                    $  226,347,609
                                                    6,371,849                                                         ==============
                                               --------------

PHARMACEUTICALS - 0.45%
Enzymatic Therapy, Inc.                               961,568
                                               --------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(UNAUDITED)

1.   HISTORY

     MassMutual Corporate Investors (the "Trust") commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

     The Trust is a closed-end management investment company. Babson Capital Management LLC, formerly David L. Babson & Company Inc. ("Babson"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company, ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield while providing an opportunity for capital gains, by investing primarily in a portfolio of privately placed below, investment grade, long term corporate debt obligations with equity features, such as warrants, conversions rights or other equity features and, occasionally, preferred stocks purchased directly from their issuers.

     On January 27,1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust have been included in the accompanying consolidated financial statements. Footnote 2-D, below discusses the Federal tax consequences of the MMCI Subsidiary Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

     A.   VALUATION OF INVESTMENTS:

     Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

     Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities." Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, absent an exemption from registration, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933.

     The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

--------------------------------------------------------------------------------
28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)


     When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

     The Trust's Board of Trustees meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson, the Trust's investment adviser. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

     The financial statements include restricted securities valued at $155,523,701 (72.85% of net assets) as of September 30, 2004, whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 2004, subject to discount where appropriate, and are approved by the Trustees.

     Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

     B.   ACCOUNTING FOR INVESTMENTS:

     Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

     The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

     Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

     C.   USE OF ESTIMATES:

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     D.   FEDERAL INCOME TAXES:

     No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

     The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMCI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

     The MMCI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMCI Subsidiary Trust, all of the MMCI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates.

3.   INVESTMENT SERVICES FEE

     Under an Investment Services Contract with the Trust dated July 1, 1988, Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment objectives and policies of the Trust, to also offer such securities to the Trust. Babson will use its best efforts to insure that issuers accede to such requests. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

     Under the Investment Services Contract, the Trust pays Babson a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1% approximately equivalent to .25% on an annual basis.

     The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrials Composite (formerly called the Standard & Poor's Industrial Price Index) and the Lehman Brothers Intermediate Credit Bond Index (formerly called the Lehman Brothers Intermediate U.S. Corporate Index) over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Standard & Poor's Industrials Composite is not readily available to the general public. FactSet Research Systems provides Babson Capital with the information for this index. The 3-year annualized return for the Standard & Poor's Industrials Composite for the period ending September 30, 2004 was 3.48%. The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust under the Contract is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustment for the quarters ended March 31, June 30, and September 30, 2004 was:

                                     PERFORMANCE
                                      ADJUSTMENT        AMOUNT
                                      ----------        ------
          March 31, 2004                0.0625%        $127,113
          June 30, 2004                 0.0625%        $130,956
          September 30, 2004            0.0625%        $117,766*

          * Net of fee waiver of $15,565. See second paragraph of note 7.
--------------------------------------------------------------------------------
30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

4.   SENIOR SECURED INDEBTEDNESS

     A.   NOTE PAYABLE

     MassMutual holds the Trust's $20,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due November 15, 2007, and accrues at 7.39% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the nine months ended September 30, 2004, the Trust incurred total interest expense on the Note of $1,108,500.

     The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus the Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Notes proposed to be redeemed.

     B.   REVOLVING CREDIT AGREEMENT

     The Trust entered into a Revolving Credit Agreement with Fleet National Bank as of June 29, 2000, in the principal amount of $25,000,000, maturing on May 31, 2005. The interest rate on the outstanding revolving loan is determined for periods of one, three or six months (as selected by the Trust) and is set at an annual rate equal to LIBOR (London Interbank Offered Rate) plus 0.37%. The Trust also agreed to pay an up-front fee equal to 0.10% on the total commitment. The facility fee is 0.15% per annum of the total commitment. As of September 30, 2004, there was $6,000,000 in outstanding loans against the Revolver and the rate of interest attributable to the Revolver was 2.13%. For the nine months ended September 30, 2004, the Trust incurred total interest expense on the Revolver of $40,022, plus $28,151 related to the undrawn portion.

5.   PURCHASES AND SALES OF INVESTMENTS

                                            FOR THE NINE MONTHS ENDED 9/30/2004
                                            -----------------------------------
                                               COST OF            PROCEEDS FROM
                                             INVESTMENTS            SALES OR
                                               ACQUIRED            MATURITIES
                                            -------------         -------------
     Corporate restricted securities        $  86,701,289         $ 79,892,797
     Corporate public securities               18,418,297           13,803,071
     Short-term securities                    474,897,190          476,454,110

     The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of September 30, 2004. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of September 30, 2004, is $15,880,595 and consists of $17,808,429 appreciation and $33,689,024 depreciation.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

6.   QUARTERLY RESULTS OF INVESTMENT OPERATIONS
                                                       MARCH 31, 2004
                                              --------------------------------
                                                 AMOUNT             PER SHARE
                                              ------------        ------------
     Investment income                        $  5,045,227
     Net investment income                       3,764,100        $       0.42
     Net realized and unrealized
       gain on investments                       4,232,404                0.48

                                                        JUNE 30, 2004
                                              --------------------------------
                                                 AMOUNT             PER SHARE
                                              ------------        ------------
     Investment income                        $  6,600,662
     Net investment income                       5,279,982        $       0.59
     Net realized and unrealized
       gain on investments (net of taxes)        4,035,224                0.45

                                                     SEPTEMBER 30, 2004
                                              --------------------------------
                                                 AMOUNT             PER SHARE
                                              ------------        ------------
     Investment income                        $  6,114,817
     Net investment income                       4,820,764        $       0.54
     Net realized and unrealized
       gain on investments (net of taxes)        4,213,400                0.47

7.   CONTINGENCIES

     The Trust, together with other investors, including MassMutual, is a plaintiff in litigation undertaken in connection with private placement investments made by the Trust in Sharp International Corporation ("Sharp"). Three managing shareholders of Sharp, which is currently being liquidated in Chapter 11 liquidation proceedings, have pleaded guilty to criminal fraud charges. Initially, two separate civil lawsuits were brought in New York state court in an attempt to recover damages for lost investment funds from Sharp's working capital lender and auditors. The first lawsuit involving Sharp's working capital lender was dismissed prior to trial. An appeal of this dismissal was unsuccessful. The discovery and deposition components of the second, related lawsuit against Sharp's auditors, KPMG LLP, have been completed. The parties to the lawsuit, including the Trust, agreed to submit the matters which are the subject of the lawsuit to non-binding mediation proceedings. However, the parties were unable to resolve these matters through mediation. The trial is scheduled to begin early in 2005. The Trust is unable to estimate any potential recovery from this lawsuit as of September 30, 2004.

     In connection with a sweep examination of performance fees, the staff of the Securities and Exchange Commission ("Staff") has questioned whether the Trust's investment advisory fee fully complies with Section 205 of the Investment Advisers Act of 1940 and SEC regulations concerning performance fees. Retroactive adjustment to the calculation methodology for the period since July 1, 1988 (the period during which the Performance Adjustment has been in effect) would result in a reduction in aggregate investment advisory fees for that period. Babson and the Trust are cooperating with the Staff's review of this matter. Pending resolution of the issue Babson has voluntarily agreed to waive, for each quarter beginning July 1, 2004, the amount, if any, by which (A) the investment advisory fee calculated in the manner described in the Investment Services Contract exceeds (B) the sum of (i) 5/16 of 1% times the ending net asset value for that quarter plus or minus (ii) the Performance Adjustment applied against the average quarter end net assets for the Trust for the twelve-quarter period ending on such quarter. Babson believes that the likelihood that this matter will have a material adverse financial impact on the Trust or negatively impact Babson's ability to provide investment services to the Trust is remote.

--------------------------------------------------------------------------------
32

TRUSTEES                                OFFICERS
--------                                --------
Donald E. Benson*                       Stuart H. Reese         Chairman
Donald Glickman                         Roger W. Crandall       President
Martin T. Hart*                         Charles C. McCobb, Jr.  Vice President &
Robert E. Joyal                                                 Chief Financial
Steven A. Kandarian                                             Officer
Jack A. Laughery            [LOGO]      Stephen L. Kuhn Vice    President &
Corine T. Norgaard*                                             Secretary
Stuart H. Reese                         Michael P. Hermsen      Vice President
                                        Mary Wilson Kibbe       Vice President
                                        Michael L. Klofas       Vice President
                                        Clifford M. Noreen      Vice President
                                        Richard E. Spencer, II  Vice President
                                        James M. Roy            Treasurer
                                        John T. Davitt, Jr.     Comptroller
                                        Mary Ellen Wesneski     Chief Compliance
                                                                Officer

*Member of the Audit Committee



                  DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent. Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.